Reverse Stock Split	12 Months Ended
Dec. 31, 2016
Reverse Stock Split
Reverse Stock Split

18. Reverse Stock Split

        On January 30, 2018, the Company effected a 1-for-40 reverse stock split of the Company's capital stock. As of that date, each 40 shares of issued and outstanding preferred stock, common stock and common stock equivalents were converted into one share of the respective capital stock. This reverse stock split has been retroactively reflected in the financial statements for all periods presented.